Commitments - Additional Information (Detail)			12 Months Ended
	Nov. 12, 2018 CAD ($) ft²	Feb. 01, 2018 CAD ($) ft²	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments [line items]
Lease per month			$ 4,673
Rent per month under sublease			$ 4,099
Lease Term			22 months
Purchase orders remain outstanding				$ 12,756,962	$ 4,742,928
Deposits				8,541,630	2,538,434
Trade Payables [member]
Commitments [line items]
Deposits				$ 8,541,630	$ 2,172,943
Original Lease Agreement [member]
Commitments [line items]
Rent expense		$ 9,969
Area of lease | ft²		2,750
Revised Lease Agreement [member]
Commitments [line items]
Rent expense	$ 5,419
Area of lease | ft²	1,495